PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.3%
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
Airbus SE (France)	13,301	$1,780,319
Automobile Components — 1.5%
Aptiv PLC*	9,818	967,957
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	19,102	793,688
		1,761,645
Automobiles — 3.3%
General Motors Co.	29,741	980,561
Tesla, Inc.*	11,217	2,806,717
		3,787,278
Banks — 4.8%
Bank of America Corp.	46,610	1,276,182
JPMorgan Chase & Co.	15,907	2,306,833
PNC Financial Services Group, Inc. (The)	8,210	1,007,942
Truist Financial Corp.	34,702	992,824
		5,583,781
Biotechnology — 2.0%
AbbVie, Inc.	9,859	1,469,583
Vertex Pharmaceuticals, Inc.*	2,541	883,607
		2,353,190
Broadline Retail — 5.9%
Amazon.com, Inc.*	36,255	4,608,735
MercadoLibre, Inc. (Brazil)*	1,693	2,146,521
		6,755,256
Building Products — 1.2%
Johnson Controls International PLC	25,063	1,333,602
Capital Markets — 2.2%
Blackstone, Inc.(a)	9,096	974,546
Goldman Sachs Group, Inc. (The)	4,918	1,591,317
		2,565,863
Chemicals — 2.0%
Linde PLC	6,320	2,353,252
Consumer Staples Distribution & Retail — 4.7%
Costco Wholesale Corp.	3,595	2,031,031
Walmart, Inc.	21,243	3,397,393
		5,428,424
Electric Utilities — 1.0%
PG&E Corp.*	71,709	1,156,666
Energy Equipment & Services — 1.9%
Schlumberger NV	37,829	2,205,431
Entertainment — 0.9%
Netflix, Inc.*	2,758	1,041,421
Financial Services — 2.2%
Mastercard, Inc. (Class A Stock)	6,533	2,586,480
Ground Transportation — 1.7%
Union Pacific Corp.	9,545	1,943,648
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 0.6%
Intuitive Surgical, Inc.*	2,509	$733,356
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	1,184	596,961
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. (Class A Stock)*(a)	6,191	849,467
McDonald’s Corp.	5,479	1,443,388
		2,292,855
Industrial Conglomerates — 0.8%
General Electric Co.	7,881	871,245
Insurance — 4.0%
Chubb Ltd.	12,301	2,560,822
MetLife, Inc.	33,202	2,088,738
		4,649,560
Interactive Media & Services — 7.8%
Alphabet, Inc. (Class A Stock)*	21,357	2,794,777
Alphabet, Inc. (Class C Stock)*	13,831	1,823,617
Meta Platforms, Inc. (Class A Stock)*	14,567	4,373,159
		8,991,553
IT Services — 1.4%
MongoDB, Inc.*	2,287	790,982
Snowflake, Inc. (Class A Stock)*	5,026	767,822
		1,558,804
Machinery — 0.4%
Deere & Co.	1,108	418,137
Multi-Utilities — 1.7%
NiSource, Inc.	77,727	1,918,302
Oil, Gas & Consumable Fuels — 2.9%
Hess Corp.	22,065	3,375,945
Personal Care Products — 1.1%
L’Oreal SA (France)	2,942	1,219,200
Pharmaceuticals — 10.4%
AstraZeneca PLC (United Kingdom), ADR	49,915	3,380,244
Bristol-Myers Squibb Co.	26,813	1,556,227
Eli Lilly & Co.	10,257	5,509,342
Novo Nordisk A/S (Denmark), ADR	16,798	1,527,610
		11,973,423
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.*	29,579	3,041,313
ARM Holdings PLC, ADR*	3,970	212,474
ASML Holding NV (Netherlands)	1,302	766,435
Broadcom, Inc.	1,580	1,312,316
Lam Research Corp.	1,603	1,004,712
NVIDIA Corp.	12,442	5,412,146
NXP Semiconductors NV (China)	5,418	1,083,167
		12,832,563
Software — 10.5%
Cadence Design Systems, Inc.*	6,238	1,461,563
A1

PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Crowdstrike Holdings, Inc. (Class A Stock)*	2,575	$431,004
Microsoft Corp.	24,355	7,690,091
Palo Alto Networks, Inc.*(a)	2,902	680,345
Salesforce, Inc.*	6,312	1,279,947
ServiceNow, Inc.*	1,021	570,698
		12,113,648
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	15,211	2,604,275
Dell Technologies, Inc. (Class C Stock)	26,696	1,839,355
		4,443,630
Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica, Inc.*	3,991	1,538,970
LVMH Moet Hennessy Louis Vuitton SE (France)	2,324	1,754,226
NIKE, Inc. (Class B Stock)	4,664	445,972
		3,739,168

Total Common Stocks (cost $79,862,041)		114,364,606
Preferred Stock — 0.3%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	3,890	364,988
(cost $313,431)

Total Long-Term Investments (cost $80,175,472)		114,729,594
Short-Term Investments — 3.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	949,513	949,513
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $3,173,299; includes $3,164,044 of cash collateral for securities on loan)(b)(wb)	3,175,152	$3,173,246

Total Short-Term Investments (cost $4,122,812)		4,122,759

TOTAL INVESTMENTS—102.9% (cost $84,298,284)		118,852,353

Liabilities in excess of other assets — (2.9)%		(3,306,460)

Net Assets — 100.0%		$115,545,893

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,102,888; cash collateral of $3,164,044 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2